Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ (231,257)	$ (167,691)
Provision adjustment for accounts receivable	34,267	(63,932)
Exchange difference	(4,740)	366
Ending balance	$ (201,730)	$ (231,257)